Unaudited Condensed Consolidated Statements of Financial Position ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 75,233	$ 10,908	¥ 194,259
Restricted cash	16,434	2,383	118,796
Accounts receivable, net	53,845	7,807	59,507
Short-term investments			5,000
Other receivables and current assets	8,926	1,294	14,298
Short-term loans receivable	103,557	15,014
Amount due from related parties	7,761	1,125	2,895
Total current assets	265,756	38,531	394,755
Property and equipment, net	5,931	860	9,156
Intangible assets, net	1,036	150	1,114
Long-term prepayments	620	90	551
Deferred tax assets	26,403	3,828	23,978
Right-of-use assets	24,556	3,560	34,382
Total assets	324,302	47,019	463,936
Current liabilities:
Accounts payable (including the VIEs amount without recourse to the Company of RMB11,125 and RMB10,795 as of June 30, 2022 and December 31, 2022, respectively)	14,597	2,116	11,668
Investors’ deposit (including the VIEs amount without recourse to the Company of RMB118,796 and RMB16,434 as of June 30, 2022 and December 31, 2022, respectively)	16,434	2,383	118,796
Other payables and accrued expenses (including the VIEs amount without recourse to the Company of RMB62,479 and RMB65,219 as of June 30, 2022 and December 31, 2022, respectively)	22,529	3,266	19,445
Lease liabilities, current (including the VIEs amount without recourse to the Company of RMB4,855 and RMB4,603as of June 30, 2022 and December 31, 2022, respectively)	8,857	1,284	11,889
Income taxes payable (including the VIEs amount without recourse to the Company of RMB3,536 and RMB1,614 as of June 30, 2022 and December 31, 2022, respectively)	1,614	235	3,536
Amount due to related parties (including the VIEs amount without recourse to the Company of RMB292 and RMB62 as of June 30, 2022 and December 31, 2022, respectively)	236	34	292
Advance receipts from related parties (including the VIEs amount without recourse to the Company of nil as of June 30, 2022 and December 31, 2022)			1,500
Total current liabilities	64,267	9,318	167,126
Other tax liabilities, non-current (including the VIEs amount without recourse to the Company of RMB11,730 and RMB11,730 as of June 30, 2022 and December 31, 2022, respectively)	13,500	1,957	13,500
Lease liabilities, non-current (including the VIEs amount without recourse to the Company of RMB15,154 and RMB12,631 as of June 30, 2022 and December 31, 2022, respectively)	17,587	2,550	23,259
Total liabilities	95,354	13,825	203,885
Commitments and contingencies
EQUITY:
Ordinary shares (2,000,000,000 shares at US$0.001 each authorized, and 90,472,014 shares issued and outstanding as of June 30, 2022 and December 31, 2022)	600	87	600
Additional paid-in capital	224,694	32,578	224,694
Statutory reserves	23,314	3,380	23,314
Retained earnings	(19,618)	(2,845)	11,836
Accumulated other comprehensive loss	(42)	(6)	(393)
Total equity	228,948	33,194	260,051
Total liabilities and equity	¥ 324,302	$ 47,019	¥ 463,936